Accrued Liabilities (Details) - Schedule of accrued liabilities - DocGo Inc. and Subsidiaries [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities (Details) - Schedule of accrued liabilities [Line Items]
Accrued bonus	$ 7,260,456	$ 1,000,000
Accrued lab fees	4,885,539	4,267,665
Accrued payroll	3,539,301	2,409,105
Medicare advance	975,415	2,397,024
FICA/Medicare liability	739,629	1,793,551
Accrued general expenses	3,497,418	437,684
Accrued subcontractors	9,564,833
Accrued fuel and maintenance	450,842	181,195
Accrued workers compensation	2,259,571	538,897
Other current liabilities	736,021	50,000
Accrued legal fees	1,143,629	1,172,425
Credit card payable	58,223	6,892
Total accrued liabilities	$ 35,110,877	$ 14,254,438